Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 21,536	$ 9,952	$ 48,375	$ 144,863	$ 450,634
Operating Expenses:
Selling expenses				63	10,219
Payroll, payroll taxes and others	49,737	897,698	1,792,080	572,240	1,370,972
Professional fees	349,532	257,844	453,846	525,625	555,657
Depreciation and amortization	38,404	37,587	75,501	76,246	36,243
Allowance for CECL - trade receivable, net	69	963	134,960	(159,509)	165,464
Other general and administrative	239,199	142,357	381,903	454,355	261,610
Total Operating Expenses	676,941	1,336,449	2,838,290	1,469,020	2,400,165
Loss From Operations	(655,405)	(1,326,497)	(2,789,915)	(1,324,157)	(1,949,531)
Other Income (Expense):
(Loss) gain on foreign currency transactions	(142,028)	139	80,603	18,762	43,548
Gain on deconsolidation	157,555		14,404		(240,431)
Gain on valuation of warrants	770,352		(493,274)
Interest income	23,938	1		16,476	(31,615)
Other income		346	346	139,320	16,011
Total Other Income	809,817	486	(399,290)	174,546	(201,533)
Income (loss) Before Income Tax	154,412	(1,326,011)	(3,189,205)	(1,149,611)	(2,151,064)
Income tax	0	0		(10,835)	(3,020)
Net Income (Loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.15	$ (2.79)	$ (0.22)	$ (0.1)	$ (0.18)
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.15	$ (2.79)	$ (0.22)	$ (0.1)	$ (0.18)
Weighted-average shares outstanding, basic (in shares)	1,057,349	475,267	14,688,872	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares)	1,057,349	475,267	14,688,872	11,675,216	11,675,216
Comprehensive Income (Loss):
Net income (loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	471,186	(27,682)	(145,553)	108,520	(101,200)
Total Other Comprehensive Income (Loss)	$ 625,598	$ (1,353,693)	$ (3,334,758)	$ (1,051,926)	$ (2,255,284)